Concentration of Risks - Schedule of Interest Bearing Borrowing (Details)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Interest Bearing Borrowing [Line Items]
Interest-bearing borrowing	89.00%	94.60%
Trust company A [Member]
Schedule of Interest Bearing Borrowing [Line Items]
Interest-bearing borrowing	52.10%	38.70%
Trust company B [Member]
Schedule of Interest Bearing Borrowing [Line Items]
Interest-bearing borrowing	30.60%	29.10%
Trust company C [Member]
Schedule of Interest Bearing Borrowing [Line Items]
Interest-bearing borrowing	6.30%	26.80%